SUPPLEMENTAL CASH FLOW INFORMATION (Reconciliation of Cash and Restricted Cash Balances) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Cash and cash equivalents	$ 101.6	$ 27.3
Restricted cash holdings from customers - current	4.1	8.9
Restricted cash holdings from customers - non-current	6.1	7.5
Restricted Cash Included In Prepaid Expesnes And Other Current Assets	27.6
Restricted Cash Included In Long-Term Investments And Other Assets	61.7
Cash, cash equivalents and restricted cash per consolidated statement of cash flow	201.1	$ 43.7	$ 34.1
Restricted cash acquired	$ 81.0